Certain relationships and related party transactions - Additional Information (Detail) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 08, 2021	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 19, 2021
Defined Benefit Plan Disclosure [Line Items]
Due to affiliates							$ 22,700,000	$ 24,900,000
Revenue from related parties			$ 400,000	$ 200,000	$ 700,000	$ 400,000	0.2	$ 0.1
Related party transaction impairment of notes receivable and other amounts due from affiliate				2,100,000		8,800,000	(97.7)
Board of Directors Chairman [Member] | Accured Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related party			$ 600,000		$ 600,000		$ 500,000
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to affiliates										$ 22,700,000
Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit facility, current borrowing capacity		$ 95,200,000
Line of credit facility, remaining borrowing capacity		52,500,000
Line of credit facility, maximum borrowing capacity		$ 147,700,000
Debt instrument, interest rate, stated percentage		3.00%
Debt instrument, maturity date		Mar. 30, 2020					Mar. 30, 2021	Mar. 30, 2020
Appgate [Member] | Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments for advance to affiliate				400,000		5,700,000
Due from related parties, current				133,400,000		133,400,000
Related party transaction impairment of notes receivable and other amounts due from affiliate				3,100,000		3,100,000
Appgate [Member] | Promissory Notes [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	$ 120,600,000
Debt instrument, principal payment	117,100,000
Debt instrument, interest payment	1,100,000
Repayments of debt	$ 154,300,000
Appgate [Member] | Promissory Notes [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties, current				133,400,000		133,400,000
Affiliates Of BC Partners [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of total investment by related parties of term facilities			5.00%		5.00%		5.00%
Emerge Americas LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related party			$ 0		$ 0
Pico Quantitative Trading LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transaction, amounts of transaction			100,000	200,000	200,000	400,000
Revenue from related parties			100,000	200,000	200,000	400,000	$ 600,000	$ 800,000
Presidio Holdings [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transaction, amounts of transaction			100,000		200,000	100,000
Due to related party			0		0		0
Revenue from related parties			100,000		100,000	100,000	200,000	100,000
Expenses from transactions with related party			$ 100,000	100,000	100,000	100,000
Related party costs							300,000
Transition Services Agreement [Member] | Appgate [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transaction, amounts of transaction				$ 1,300,000		$ 2,700,000
Management Consulting Fee And Structuring Fee [Member] | Service Provider [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transaction, amounts of transaction					$ 1,000,000.0		1,000,000.0
Due to related party							22,700,000	21,600,000
Due to affiliates							22.7
Board Fees [Member] | Accured Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related party							500,000	300,000
Conference Fees [Member] | Emerge Americas LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related party							0	0
Costs and expenses related Party								500,000	$ 400,000
Professional Services [Member] | Teneo Holdings [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related party							$ 0	0
Expenses from transactions with related party								$ 1,500,000	$ 1,500,000